IMPACT OF THE COVID19 PANDEMIC	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
IMPACT OF THE COVID19 PANDEMIC
IMPACT OF THE COVID19 PANDEMIC

3. IMPACT OF THE COVID‑19 PANDEMIC

All major U.S. passenger airlines were negatively impacted by the declining demand environment resulting from the COVID‑19 pandemic. The U.S. Department of State has issued international travel advisories and restrictions and the U.S. federal government has also implemented enhanced screenings and quarantine requirements in connection with the outbreak. State and local governments may have additional restrictions that adversely impact travel. In addition, the U.S. Centers for Disease Control has issued travel advisories for domestic travel within the United States. Certain Latin American countries where the Company operates scheduled passenger service have also restricted travel to residents only. Accordingly, the Company experienced a dramatic decline in flight bookings and an increase in cancellations beginning in March 2020, as a result of the outbreak. In addition, the federal government has encouraged social distancing efforts and limits on gathering size. Many popular tourist destinations have been closed, or operations are being curtailed, reducing the demand for leisure air travel.

The continued distribution of effective vaccines and the easing of travel advisories and restrictions has lead to growing customer confidence and increased demand. There have been fluctuations in the rate of infections during 2021 and the U.S. Food and Drug Administration has issued an emergency use authorization for COVID-19 vaccines.

3. IMPACT OF THE COVID‑19 PANDEMIC (continued)

The timing and pace of the recovery from the COVID‑19 pandemic are uncertain as certain markets have reopened, some of which have since experienced a resurgence of COVID‑19 cases, while others, particularly international markets, remain closed or are enforcing extended quarantines for most U.S. residents. Federal, state, and local authorities have at various times instituted measures such as imposing self-quarantine requirements, issuing directives forcing businesses to temporarily close, restricting international air travel, and issuing shelter-in-place and similar orders limiting the movement of individuals. Additionally, certain businesses have restricted non-essential travel for their employees.

The Company’s charter air transportation services have also been impacted due to a decline in international military charter service, the suspension or cancellation of major U.S. professional and college sports, and the voluntary or mandated closing of casinos. In addition, the Company has experienced increased competition for domestic charters as competitors are now offering charter services with otherwise grounded aircraft due to a decline in their passenger service.

As the COVID‑19 pandemic continues to evolve, the Company’s financial and operational outlook remains subject to change. Despite the pandemic’s impact on the Company’s passenger segment, the Company has continued to provide air cargo service under the ATSA as planned.

Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”)

On March 27, 2020, the CARES Act was passed by the U.S. Government. The provisions in the act provide for economic relief to eligible individuals and businesses affected by COVID‑19. As a provider of scheduled passenger service, air cargo service, charter air transportation and related services, the Company is eligible for and has received certain benefits outlined in the CARES Act including but not limited to payroll tax breaks, government grants and government loans.

The grant amount recognized under the CARES Act Payroll Support Program for the year ended December 31, 2020 was $62,312 and was recorded in Special Items, net. During the first quarter of 2021, the Company received and recognized as income $32,208 from the Treasury under the Payroll Support Program Extension (“PSP2”). Subsequent to the first quarter of 2021, on April 22, 2021, the Company received an additional $4,831 from the Treasury as a top-off grant under PSP2.

The CARES Act provides an employee retention credit (“CARES Employee Retention Credit”) which is a refundable tax credit against certain employment taxes. During the year ended December 31, 2020, the Company recorded $2,328 related to the CARES Employee Retention Credit within Special Items, net and an additional $334 was recognized in the first quarter of 2021.

Under the CARES Act Loan Program, the Company received a $45,000 loan (the “CARES Act Loan”) from the Treasury on October 26, 2020, which was repaid in full on March 24, 2021.

Further, the Company was notified on April 15, 2021 that it will receive a grant of approximately $34,547 under the American Rescue Plan Act of 2021 (“PSP3”) enacted on March 11, 2021, in which the Treasury is authorized to provide additional assistance to passenger air carriers and contractors that received financial assistance under the CARES Act. Of this grant amount, $17,274 was received on April 29, 2021.

3. IMPACT OF THE COVID‑19 PANDEMIC (continued)

In accordance with any grants and/or loans received under the CARES Act, the Company is required to comply with the relevant provisions of the CARES Act and the related implementing agreements which, among other things, include the following: the requirement to use the Payroll Support Payments exclusively for the continuation of payment of crewmember and employee wages, salaries and benefits; the requirement that certain levels of commercial air service be maintained until March 1, 2021, or if ordered by the DOT, March 1, 2022; the prohibitions on share repurchases of listed securities and the payment of common stock (or equivalent) dividends until the later of March 31, which was extended to September 30, 2022 under PSP3; and restrictions on the payment of certain executive compensation until the October 1, 2022, which was extended to April 1, 2023 under PSP3.

3. IMPACT OF THE COVID‑19 PANDEMIC

In December 2019, a novel strain of COVID‑19 was reported in Wuhan, China. COVID‑19 has since spread to almost every country in the world, including the United States. On March 11, 2020, the World Health Organization declared COVID‑19 to constitute a “Public Health Emergency of International Concern” and the U.S. federal government declared COVID‑19 a “National Emergency.” All major U.S. passenger airlines were negatively impacted by the declining demand environment resulting from the COVID‑19 pandemic. The U.S. Department of State has issued international travel advisories and restrictions and the U.S. federal government has also implemented enhanced screenings and quarantine requirements in connection with the outbreak. In addition, the U.S. Centers for Disease Control has issued travel advisories for domestic travel within the United States. Certain Latin American countries where the Company operates scheduled passenger service have also restricted travel to residents only. Accordingly, the Company experienced a decline in flight bookings and an increase in cancellations beginning in March 2020, as a result of the outbreak. In addition, the federal government has encouraged social distancing efforts and limits on gathering size. Many popular tourist destinations have been closed, or operations are being curtailed, reducing the demand for leisure air travel. Although flight bookings for the second half of 2020 improved compared to the first half of 2020, they remain significantly below the prior year.

The timing and pace of the recovery are uncertain as certain markets have reopened, some of which have since experienced a resurgence of COVID‑19 cases, while others, particularly international markets, remain closed or are enforcing extended quarantines for most U.S. residents. Additionally, some states have instituted travel restrictions or advisories for travelers from other states. As of December 31, 2020, there were restrictions in several international countries that did not allow planes from the United States to travel to these countries. Federal, state, and local authorities have at various times instituted measures such as imposing self-quarantine requirements, issuing directives forcing businesses to temporarily close, restricting international air travel, and issuing shelter-in-place and similar orders limiting the movement of individuals. Additionally, certain businesses had restricted non-essential travel for their employees.

It is evident that passenger air traffic demand in the foreseeable future will continue to fluctuate in response to fluctuations in COVID‑19 reported cases, hospitalizations, deaths, treatment efficacy and the availability of vaccines.

The Company’s charter air transportation services have also been impacted due to a decline in international military charter service, the suspension or cancellation of major U.S. professional and college sports, and the voluntary or mandated closing of casinos. In addition, the Company has experienced increased competition for domestic charters as competitors are now offering charter services with otherwise grounded aircraft due to a decline in their passenger service.

In response to COVID‑19 and the reduced consumer demand, the Company has significantly reduced planned capacity for scheduled and charter services.

As the COVID‑19 pandemic continues to evolve, the Company’s financial and operational outlook remains subject to change. Despite the pandemic’s impact on the Company’s passenger segment, the Company began providing air cargo service and generating cargo revenues under the Amazon Agreement in the second quarter of 2020 as planned.

3. IMPACT OF THE COVID‑19 PANDEMIC (continued)

Liquidity assessment as a result of COVID‑19 impacts

At the onset of the pandemic, the Company identified measures to reduce its operating costs and improve its liquidity position and implemented a temporary reduction of scheduled departures, deferred non-essential capital projects, placed a hiring freeze, and negotiated the deferral of aircraft rent payments. Further, on October 8, 2020, the Company announced the elimination of certain management positions.

Based on the foregoing measures that the Company has taken to improve its liquidity position, along with the $62,312 grant received from the United States Department of the Treasury under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), and the $45.0 million CARES Act Loan both received in 2020 the Company currently believes that it has sufficient liquidity to meet its near-term obligations.

The extent of the impact of COVID‑19 on the Company’s financial performance will depend on future developments, including the duration and spread of the outbreak and related travel advisories and restrictions and traveler sentiment. The impact of COVID‑19 on overall demand for air travel is highly uncertain and cannot be predicted at the present time.

Impairment Consideration

The Company identified the impact of the COVID‑19 pandemic on the Company’s operation as an indicator of potential impairment of its long-lived assets, and, as a result, performed an impairment test on its long-lived assets during each quarter of 2020. No impairment charges were recorded during 2020.

Also during each quarter of 2020, the Company considered whether the projected financial impact of COVID‑19 indicated that the fair value of goodwill and tradename asset may be lower than their carrying values. The Company’s considerations included future operating cash flows, changes in the market capitalization of competitors within the airline industry, and changes in the regulatory environment. Based on the assessments performed, the Company concluded that the assets were recoverable, and no impairment charges were recorded during 2020.

CARES Act

On March 27, 2020, the CARES Act was passed by the U.S. Government. The provisions in the act provide for economic relief to eligible individuals and businesses affected by COVID‑19. As a provider of scheduled passenger service, air cargo service, charter air transportation and related services, the Company is eligible for certain benefits outlined in the CARES Act including but not limited to payroll tax breaks, government grants and government loans.

On April 15, 2020, the Company was informed by the United States Department of the Treasury that it would receive a grant of $60,559 under the CARES Act Payroll Support Program. The Company received $20,187 in April 2020, and $10,093 in June,  July,  August and September 2020. In September 2020, the Company was awarded an additional CARES Act grant of $1,753. The amount recognized under the CARES Act grant for the year ended December 31, 2020 was $62,312, and is included within Special Items, net on the Consolidated Statements of Operations. Grant dollars were recognized as qualifying expenses were incurred from April 1, 2020 through September 30, 2020, up to the CARES Act grant amount.

In connection with the Payroll Support Program, the Company is required to comply with the relevant provisions of the CARES Act, including the requirement that the grant is used exclusively for the continued payment of employee salaries, wages, and benefits, and that the Company refrain from involuntary furloughs of employees or reducing pay rates or benefits through September 30, 2020. The Company must also comply with the provisions prohibiting the repurchase of common stock and the payment of common stock dividends until September 30, 2021, as well as those restricting the payment of certain executive compensation until March 24, 2022. Finally, until March 1, 2022, the Company is required to continue to provide air service to markets served prior to March 1, 2020, to the extent determined reasonable and practicable by the DOT subject to exemptions granted by the DOT to the Company. As of December 31, 2020 and through the date of this report, the Company believes it has complied with the provisions of the Payroll Support Program.

3. IMPACT OF THE COVID‑19 PANDEMIC (continued)

The CARES Act provides an employee retention credit (“CARES Employee Retention Credit”) which is a refundable tax credit against certain employment taxes of up to five thousand dollars per employee. The credit is equal to 50% of qualified wages paid to employees during a quarter, capped at ten thousand dollars of qualified annual wages through December 31, 2020. The Company qualified for the credit beginning on April 1, 2020. During the year ended December 31, 2020, the Company recorded $2,328 related to the CARES Employee Retention Credit within Special Items, net on the Company’s Consolidated Statements of Operations.

The CARES Act also provides for the deferred payment of the employer portion of social security taxes through the end of 2020, with 50% of the deferred amount due December 31, 2021 and the remaining 50% due December 31, 2022. The amount deferred as of December 31, 2020 was $4,138, of which $2,069 is recorded in Accrued Salaries, Wages, and Benefits and $2,069 is recorded in Other Long-term Liabilities on the Company’s Consolidated Balance Sheets.

Under the CARES Act Loan Program, the Company received a $45,000 loan from the U.S. Department of the Treasury on October 26, 2020. See Note 9—Debt.

On January 22, 2021, the Company was informed by the United States Department of the Treasury that it would receive a grant of $32,208 under the Payroll Support Program Extension (PSP2) under the Consolidated Appropriations Act, 2021 (PSP Extension Law). The Company received $16,104 on February 2, 2021, and anticipates receiving the remaining $16,104 prior to the end of March 2021. All funds provided by the Treasury Department to PSP2 participants may only be used for the continuation of payment of employee salaries, wages, and benefits.